Indebtedness (Tables)	9 Months Ended
Sep. 30, 2025
Indebtedness [Abstract]
Schedule of Indebtedness
As at,	September 30, 2025	December 31, 2024
Senior Secured Credit Facilities
Term Loan B – U.S. Facility(1) (September 30, 2025 and December 31, 2024 – US$1,320,531)	$1,838,179	$1,889,451
2027 Senior Unsecured Notes(2) (September 30, 2025 – US$213,035 and December 31, 2024 – US$221,250)	296,545	318,246
2026 Senior Secured Notes(3) (September 30, 2025 and December 31, 2024 – US$387,047)	538,769	566,728
2027 Senior Secured Notes(4) (September 30, 2025 and December 31, 2024 – US$224,995)	313,192	323,633
Government of Canada Telesat Lightspeed Financing(5)	355,111	—
Government of Quebec Telesat Lightspeed Financing(5)	66,376	—
	3,408,172	3,098,058
Deferred financing costs, prepayment options, warrants and loss on repayment	(99,040)	(1,443)
	3,309,132	3,096,615
Less: current indebtedness	—	—
Long-term indebtedness	$3,309,132	$3,096,615

(1)      On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026.

During the nine months ended September 30, 2024, Telesat repurchased a portion of Term Loan B — U.S. Facility with a principal amount of $121.1 million (US$88.7 million) in exchange for $61.1 million (US$44.8 million). Of this balance, Telesat repurchased a portion of Term Loan B — U.S. Facility in the three months ended September 30, 2024 with a principal amount of $40.9 million (US$30.0 million) in exchange for $19.4 million (US$14.3 million).

(2)      On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”).

During the nine months ended September 30, 2025, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million). There were no repurchases during the three months ended September 30, 2025.

During the three and nine months ended September 30, 2024, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $100.4 million (US$73.8 million) in exchange for $30.4 million (US$22.3 million).

(3)      On April 27, 2021, Telesat Canada issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”).

During the three and nine months ended September 30, 2024, Telesat repurchased 2026 Senior Secured Notes with a principal amount of $16.4 million (US$12.0 million) in exchange for $8.0 million (US$5.9 million). There were no repurchases during the three and nine months ended September 30, 2025.

(4)      On December 6, 2019, Telesat Canada issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”).

During the nine months ended September 30, 2024, Telesat repurchased 2027 Senior Secured Notes with a principal amount of $103.3 million (US$75.0 million) in exchange for $48.4 million (US$35.1 million). There were no repurchases during the three and nine months ended September 30, 2025 or the three months ended September 30, 2024.

(5)      On September 13, 2024, Telesat LEO entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). Three advances were received during the nine months ended September 30, 2025 totaling $341.2 million from the Government of Canada and $63.8 million from the Government of Quebec. One advance was received in the three months ended September 30, 2025 totaling $54.7 million from the Government of Canada and $10.3 million from the Government of Quebec. The debt balances include $16.3 million of interest that was added to the principal balance of the loan. On October 29, 2025, Telesat LEO received an additional advance of $113.7 million from the Government of Canada and $21.3 million from the Government of Quebec.

Schedule of Activity in Deferred Financing Charges

The activity in deferred financing charges for the nine months ended September 30, 2025 is as follows:

	Telesat Lightspeed Financing Warrants	Debt issue costs	Total
As at December 31, 2024	$617,476	$37,468	$654,944
Transferred to debt issue costs	(96,352)	(6,023)	(102,375)
Additions	—	1,000	1,000
Impact of foreign exchange	(18,847)	(1,034)	(19,881)
As at September 30, 2025	$502,277	$31,411	$533,688